Note 3 - Investments - Fair Value Hierarchy (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value Hierarchy	$ 5,190,387	$ 5,373,986
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Fair Value Hierarchy	3,676,005	3,605,513
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Fair Value Hierarchy	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value Hierarchy	8,866,392	8,979,499
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value Hierarchy	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Fair Value Hierarchy	0	0
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Fair Value Hierarchy	133,729	1,453,326
Fair Value, Inputs, Level 2 [Member]
Fair Value Hierarchy	133,729	1,453,326
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value Hierarchy	$ 0	$ 0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Fair Value Hierarchy
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Fair Value Hierarchy
Fair Value, Inputs, Level 3 [Member]
Fair Value Hierarchy
Equity Securities [Member]
Fair Value Hierarchy	$ 5,190,387	$ 5,373,986
Available-for-sale Securities, Gross Unrealized Gain (Loss)	(183,599)	(70,956)
Cumulative Unrealized gains/ as of June 29, 2014	3,904,627	4,088,226
Mutual Funds [Member]
Fair Value Hierarchy	3,676,005	3,605,513
Available-for-sale Securities, Gross Unrealized Gain (Loss)	(42,111)	83,200
Cumulative Unrealized gains/ as of June 29, 2014	58,014	100,125
Certificates of Deposit [Member]
Fair Value Hierarchy	133,729	1,453,326
Available-for-sale Securities, Gross Unrealized Gain (Loss)	0	0
Cumulative Unrealized gains/ as of June 29, 2014	0	0
Available-for-sale Securities, Gross Unrealized Gain (Loss)	(225,710)	12,244
Cumulative Unrealized gains/ as of June 29, 2014	$ 3,962,641	$ 4,188,351